FAIR VALUE MEASUREMENT - Fair value adjustments for earn-out consideration measured using significant unobservable inputs (level 3) (Details) - Recurring - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value as beginning	$ 762	$ 540	$ 597	$ 332	$ 332	$ 398
Change in the estimated fair value of earn-out consideration	(760)	(14)	(595)	194	265	(66)
Fair value as ending	$ 2	$ 526	$ 2	$ 526	$ 597	$ 332